GuidePath Absolute Return Allocation Fund
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)

INVESTMENT COMPANIES - 97.2%	Shares		Value
Alternative Funds - 69.4%
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF	134,209		$ 4,583,237
AQR Equity Market Neutral Fund - Class I	2,553,405		29,083,286
AQR Managed Futures Strategy Fund - Class I	2,427,991		25,372,510
AQR Risk-Balanced Commodities Fund - Class I	589,958		5,999,874
BlackRock Global Equity Market Neutral Fund - Class I	1,810,712		29,025,707
BlackRock Systematic Multi-Strategy Fund - Class I	1,462,341		15,237,595
BlackRock Tactical Opportunities Fund - Class I (a)	888,224		15,357,385
Campbell Systematic Macro Fund - Class I	760,236		7,655,571
Catalyst/Millburn Hedge Strategy Fund - Class I (a)	162,881		7,655,422
Franklin Systematic Style Premia ETF (b)	513,119		14,208,265
Grayscale Bitcoin Mini Trust ETF (a)	173,551		4,503,649
Harbor Commodity All Weather Strategy ETF	1,100,244		32,281,159
Parametric Commodity Strategy - Class I	799,174		6,001,793
Simplify Managed Futures Strategy ETF	620,798		16,103,500
			213,068,953

Domestic Equity Funds - 12.6%
First Trust Long/Short Equity ETF (b)	440,011		32,472,812
iShares Defense Industrials Active ETF	197,171		6,266,094
			38,738,906

Domestic Fixed Income Funds - 8.8%
First Trust Low Duration Opportunities ETF	315,355		15,698,372
iShares 7-10 Year Treasury Bond ETF (b)	118,079		11,166,731
			26,865,103

International Equity Funds - 6.4%
Sprott Critical Materials ETF	73,895		2,302,568
VanEck Gold Miners ETF (b)	79,308		5,983,789
Wisdomtree Artificial Intelligence And Innovation Fund (b)	239,988		11,392,230
			19,678,587
TOTAL INVESTMENT COMPANIES (Cost $291,652,560)			298,351,549

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.6%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.75% (c)	20,298,674		20,298,674
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $20,298,674)			20,298,674

MONEY MARKET FUNDS - 2.8%	Shares		Value
JPMorgan U.S. Government Money Market Fund - Class IM, 3.59% (c)	8,515,881		8,515,881
TOTAL MONEY MARKET FUNDS (Cost $8,515,881)			8,515,881

TOTAL INVESTMENTS - 106.6% (Cost $320,467,115)			327,166,104
Liabilities in Excess of Other Assets - (6.6)%		(0.06648)	(20,393,807)
TOTAL NET ASSETS - 100.0%			$ 306,772,297

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $19,942,202.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.